UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 18, 2026 to August 17, 2026

Commission File Number of issuing entity:  333-257991-11

Central Index Key Number of issuing entity:  0002028411

Wells Fargo Commercial Mortgage Trust 2024-5C1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-257991

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG New York Branch
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

A.J. Sfarra (212) 214-5613
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4325039
38-4325040
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2026 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2024-5C1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2024-5C1 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 17, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	10.49%	0	N/A

The following table sets forth, for the monthly distribution period from to July 18, 2026 to August 17, 2026, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator(1)	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Wells Fargo Commercial Mortgage Trust 2024-5C1 Commercial Mortgage Pass- Through Certificates, Series 2024-5C1 (CIK # 0002028411)	X	Wells Fargo Bank, National Association	6	$183,422,953	25.1%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Argentic Real Estate Finance 2 LLC	6	$141,400,000	19.3%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Citi Real Estate Funding Inc.	5	$90,200,000	12.3%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Wells Fargo Bank, National Association / Argentic Real Estate Finance 2 LLC(2)	1	$73,000,000	10.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		LMF Commercial, LLC	4	$67,200,000	9.2%	1	$13,000,000	1.8%	0	$-	0.0%	1	$13,000,000	1.8%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Goldman Sachs Bank USA	2	$61,650,000	8.4%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		UBS AG New York Branch	4	$42,200,000	5.8%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		BSPRT CMBS Finance, LLC	3	$40,543,407	5.5%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Citi Real Estate Funding Inc. / Argentic Real Estate Finance 2 LLC(3)	1	$32,250,000	4.4%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
Wells Fargo Commercial Mortgage Trust 2024-5C1 Totals			32	$731,866,360	100.0%	1	$13,000,000	1.8%	0	$-	0.0%	1	$13,000,000	1.8%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
Commercial Mortgage Loan Totals			32	$731,866,360	100.0%	1	$13,000,000	1.8%	0	$-	0.0%	1	$13,000,000	1.8%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%

(1) Certain of the mortgage loans were co-originated or are part of whole loans that were co-originated by the related mortgage loan seller (or one of its affiliates) and another entity or were originated by another entity that is not affiliated with the mortgage loan seller and transferred to the mortgage loan seller.

(2) The 9950 Woodloch mortgage loan (9.97%) is part of a whole loan that was co-originated by Wells Fargo Bank, National Association and Argentic Real Estate Finance 2 LLC. Wells Fargo Bank, National Association is acting as mortgage loan seller with respect to Note A-1, with an outstanding principal balance as of the cut-off date of $47,450,000. Argentic Real Estate Finance 2 LLC is acting as mortgage loan seller with respect to Note A-2, with an outstanding principal balance as of the cut-off date of $25,550,000.

(3) The 132 West 36th Street mortgage loan (4.4%) was co-originated by Citi Real Estate Funding Inc. and Argentic Real Estate Finance 2 LLC. Citi Real Estate Funding Inc. is acting as mortgage loan seller with respect to Note A-1, with an outstanding principal balance as of the cut-off date of $17,250,000. Argentic Real Estate Finance 2 LLC is acting as mortgage loan seller with respect to Note A-2, with an aggregate outstanding principal balance as of the cut-off date of $15,000,000.

_____________________________________________________________

Rule 15Ga-1 Table Explanatory Notes

1.    The repurchase activity reported herein is described in terms of a particular loan's status as of the end of the reporting period. (For columns j-x).

2.    In the event a demand was received in prior reporting periods, such activity is being reported as assets pending repurchase or replacement within the cure period (columns m/n/o) or as demand in dispute (columns p/q/r), as applicable, until the earlier of the reporting of (i) the repurchase or replacement of such asset (columns j/k/l), (ii) the withdrawal of such demand (columns s/t/u), or (iii) the rejection of such demand (columns v/w/x), as applicable.

3.    Where an underlying asset has paid off or otherwise been liquidated by or on behalf of the issuing entity (other than via a repurchase by the obligated party) during or prior to this reporting period, the corresponding principal balance utilized in calculating columns (g) through (x) shall be zero.

4.    "Originator" generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. (For columns c-f).

5.     Includes demands received during the reporting period or which were the subject of demands previously reported by the securitizer (for columns g-i), where such repurchase activity is also subject to reporting in columns j-x, as applicable, pending resolution of such demand.

6.     Includes assets for which a reimbursement payment is in process and where the asset has been otherwise liquidated by or on behalf of the issuing entity at the time of initiation of such reimbursement process. (For columns j-l).

7.     Includes assets which are subject to a demand and within the cure period, but where no decision has yet been made to accept or contest the demand. (For columns m-o)

8.     Includes assets pending repurchase or replacement outside of the cure period where the repurchase demand is in dispute. (For columns p-r).

9.     Includes assets for which a reimbursement payment is in process, and where the asset has not been repurchased or replaced. Also includes assets for which the requesting party rescinds or retracts the demand in writing. (For columns s-u).

10.   Includes assets for which a party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period. (For columns v-x).

Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on August 6, 2026. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2026. The Central Index Key number for Wells Fargo is 0000740906.

Argentic Real Estate Finance 2 LLC, one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 21, 2026. The Central Index Key number for  Argentic Real Estate Finance 2 LLC is 0001968416.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2026. The Central Index Key number for CREF is 0001701238.

LMF Commercial, LLC ("LMF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for LMF is 0001592182.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for GSMC is 0001541502.

UBS AG New York Branch ("UBS AG"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2026. The Central Index Key number for UBS AG is 0001685185.

BSPRT CMBS Finance, LLC, one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for  BSPRT CMBS Finance, LLC is 0001722518.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 27, 2026 under Commission File No. 333-257991-11 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 27, 2026 under Commission File No. 333-257991-11 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2024-5C1, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	07/17/2026	$0.00
Current Distribution Date	08/17/2026	$0.00

*REO Account
Prior Distribution Date	07/17/2026	$0.00
Current Distribution Date	08/17/2026	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2024-5C1, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	07/17/2026	$7,567.24
Current Distribution Date	08/17/2026	$7,817.55

Interest Reserve Account
Prior Distribution Date	07/17/2026	$0.00
Current Distribution Date	08/17/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	07/17/2026	$0.00
Current Distribution Date	08/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2024-5C1, relating to the August 17, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 27, 2026 under Commission File No. 333-257991-11 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 27, 2026 under Commission File No. 333-257991-11 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony J. Sfarra
Anthony J. Sfarra, President

Date: August 27, 2026